Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
20.	RELATED PARTY TRANSACTIONS

a)	Related Parties

Name of related parties	Relationship with the Group
Kingsoft Corporation Limited and its subsidiaries (other than all of entities of the Group) (“Kingsoft Group”)	Principal shareholder of the Company

Cheetah Mobile Inc. and its subsidiaries (“Cheetah Group”)	Entity that Kingsoft Corporation Limited exercises significant influence over

Xiaomi Corporation and its subsidiaries (“Xiaomi Group”)	Entity controlled by a director of the Company
The Company was controlled by Kingsoft before the completion of IPO. As Kingsoft lost control over the Company upon the completion of the IPO on May 8, 2020, Cheetah Group is no longer a related party of the Company.

b)	The Group had the following related party transactions:

	For the year ended December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Revenues:
Public cloud services provided to Xiaomi Group	570,431	655,165	749,597	117,628
Public cloud services provided to Kingsoft Group	109,177	119,011	156,158	24,505
Public cloud services provided to Cheetah Group	8,579	3,111	—	—
Enterprise cloud services provided to Xiaomi Group	—	—	22,857	3,587
Enterprise cloud services provided to Kingsoft Group	—	—	838	131
Other services provided to Xiaomi Group	120	82	—	—
Other services provided to Kingsoft Group	—	—	74	12

	688,307	777,369	929,524	145,863

Purchase of devices from Xiaomi Group	2,707	2,177	1,349	212
Interest expense on loan s due to Xiaomi Group	—	—	16,633	2,610
Interest expense on loan due to Kingsoft Group	4,925	—	4,088	641
Rental of building from Xiaomi Group*	9,578	47,900	56,452	8,859
Rental of office space, and administrative services from Kingsoft Group**	24,524	13,801	13,321	2,090

	41,734	63,878	91,843	14,412

*
The Group entered into agreements to lease building and office space from Xiaomi Group. As of December 31, 2020 and 2021, the related operating lease right-of-use
assets amounted to RMB243,585 and RMB210,551 (US$33,024) and operating lease liabilities amounted to RMB250,646 and RMB238,180 (US$37,356), respectively.

**
The Group entered into short-term agreements to lease office space from Kingsoft Group in 2019
. The
agreements expired in December 2019. The amounts in
2020 and
2021
 were administrative services from Kingsoft Group.

c)	The Group had the following related party balances at the end of the year:

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Amounts due from related parties:
Xiaomi Group	165,568	175,170	27,488
Kingsoft Group	45,258	37,731	5,921

	210,826	212,901	33,409

Amounts due to related parties:
Kingsoft Group*	80,294	544,376	85,425
Xiaomi Group**	32,704	764,941	120,036

	112,998	1,309,317	205,461

*
During 2021, the Group entered into a loan agreement with Kingsoft Group for an aggregate principal amount of RMB500,000 (US$78,461) bearing a fixed annual interest rate of 4.65%. The loan will be repaid in November 2022.

**
During 2021, the Group entered into several loan agreements with a weighted average interest rate of
 4.36%

with Xiaomi Group which are

secured by the Group’s electronic equipment. As of December 31, 2021, the current portion and non-current portion of the loans was

RMB236,206 (US$37,066) and RMB472,882 (US$74,206)
,
respectively.

Under the terms of the agreements, the Group will repay in fixed quarterly installments over 3 years

according to the following schedule:

	2021	2021
	RMB	US$
2022	236,206	37,066
2023	241,168	37,845
2024	231,714	36,361

	709,088	111,272

All the balances with related parties except for the loans from Xiaomi Group were unsecured. All outstanding balances except for loans from Xiaomi Group and Kingsoft Group are repayable on demand unless otherwise disclosed. The effect of adopting ASC 326 to due from related parties was immaterial.